CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 122,005	767,885	626,796
Short-term bank time deposits	6,832	43,000	513,000
Restricted cash			5,000
Accounts receivable, net of allowance for doubtful accounts	16,355	102,937	83,722
Amounts due from related parties	739	4,649	12,358
Prepaid expenses, deposits and other current assets	19,516	122,831	127,750
Inventories	69,442	437,058	433,265
Deferred tax assets	319	2,009	3,551
Total current assets	235,208	1,480,369	1,805,442
Property and equipment, net	22,532	141,817	192,019
Long-term bank time deposits	26,851	169,000
Rental deposits	6,286	39,559	41,811
Cost method investments	2,008	12,638	12,638
Equity method investment	5,832	36,703	35,151
Land use right			8,227
Intangible assets, net	490	3,087	2,919
Goodwill	8,233	51,819	51,089
Deferred tax assets	501	3,151	1,813
Deposits for acquisition	159	1,000	2,000
Accrued interest income	485	3,054
TOTAL ASSETS	308,585	1,942,197	2,153,109
Current liabilities:
Accounts payable	55,988	352,386	313,773
Amounts due to related parties	2,887	18,169	24,461
Accrued expenses and other payables	18,768	118,121	131,330
Deferred income	1,694	10,662	26,102
Income tax payable	4,525	28,480	52,520
Total current liabilities	83,862	527,818	548,186
Deferred income	2,713	17,078	18,794
Deferred tax liabilities	1,912	12,032	16,922
Other non-current liabilities	4,928	31,015
Total liabilities	93,415	587,943	583,902
Shareholders' equity:
Share capital - ordinary shares USD0.0001 par value: 360,000,000 shares authorized; 207,785,938 shares issued and outstanding as of December 31, 2010; 360,000,000 shares authorized; 202,783,480 shares issued and outstanding as of December 31, 2011	26	161	164
Treasury stock Nil as of December 31, 2010; 334,388 shares as of December 31, 2011	(276)	(1,736)
Additional paid-in capital	198,960	1,252,232	1,501,809
Accumulated other comprehensive loss	(6,535)	(41,133)	(41,563)
Retained earnings	22,995	144,730	108,797
Total shareholders' equity	215,170	1,354,254	1,569,207
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 308,585	1,942,197	2,153,109